Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Company Selected Measure Name	[1]	Utility Earned
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in columns (c1) and (c2) represent the amount of “compensation actually paid” to Messrs. Butler and Crane, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Crane and Butler during the applicable year. Compensation actually paid is determined using the following assumptions:
Date	Performance Share Cycle	Closing Stock Price ($)	Performance	TSR	Performance fair value multiplier
12/31/2022	2022-2024	43.23	89.19%	108.60%	96.86%
12/31/2022	2021-2023	43.23	88.29%	107.10%	94.56%
12/31/2022	2020-2022	43.23	100.00%	100.00%	100.00%
12/31/2021	2021-2023	57.76	96.22%	128.10%	123.26%
12/31/2021	2020-2022	57.76	91.73%	124.10%	113.84%
12/31/2021	2019-2021	57.76	80.53%	87.69%	70.62%
12/31/2020	2020-2022	42.22	90.33%	95.10%	85.90%
12/31/2020	2019-2021	42.22	82.27%	78.90%	64.91%
12/31/2020	2018-2020	42.22	76.01%	83.74%	63.65%
12/31/2019	2019-2021	45.59	96.30%	76.30%	73.48%
12/31/2019	2018-2020	45.59	99.97%	96.90%	96.87%
12/31/2019	2017-2019	45.59	114.76%	93.85%	107.70%

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to their total compensation for each year to determine the compensation actually paid:

		Adjustments
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits (c) ($)	Pension Benefit Adjustments (d) ($)	Compensation Actually Paid to PEO ($)
2022 - Butler	6,286,091	(3,423,719)	2,745,053	(198,532)	100,853	5,509,746
2022 - Crane	30,084,980	(11,768,964)	4,732,580	(12,647,990)	474,669	10,875,275
2021 - Crane	15,667,002	(10,823,207)	25,401,442	(1,071,663)	547,951	29,721,525
2020 - Crane	14,440,051	(10,256,308)	5,382,246	(757,754)	556,368	9,364,603

a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022 - Butler	3,175,677	(371,367)	—	(59,257)	—	2,745,053
2022 - Crane	10,916,328	(1,221,723)	—	(134,318)	(4,827,707)	4,732,580
2021 - Crane	17,095,928	8,081,315	—	224,199	—	25,401,442
2020 - Crane	9,023,213	(4,145,220)	—	504,253	—	5,382,246

c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

d)	The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Crane or Mr. Butler during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with US GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022 - Butler	100,853	—	100,853
2022 - Crane	474,669	—	474,669
2021 - Crane	547,951	—	547,951
2020 - Crane	556,368	—	556,368

Non-PEO NEO Average Total Compensation Amount	[2]	$ 3,219,172	$ 5,459,913	$ 4,611,546
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 2,890,661	$ 7,403,484	3,334,402
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:
	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,219,172	(1,596,116)	1,300,459	(69,879)	37,024	2,890,661
2021	5,459,913	(2,482,776)	4,497,496	(210,792)	139,643	7,403,484
2020	4,611,546	(2,423,879)	1,244,418	(228,141)	130,458	3,334,402
a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	1,480,481	(162,202)	—	(17,819)	—	—	1,300,459
2021	2,889,493	1,563,343	—	44,660	—	—	4,497,496
2020	2,132,461	(998,587)	—	110,543	—	—	1,244,418
b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2022	37,024	—	37,024
2021	139,643	—	139,643
2020	130,458	—	130,458

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		CAP vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]		CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		CAP vs. ROE
Total Shareholder Return Amount	[4]	$ 147	$ 136	96
Peer Group Total Shareholder Return Amount	[5]	122	121	103
Net Income (Loss)	[6]	$ 2,054	$ 1,616	$ 1,099
Company Selected Measure Amount	[1]	9.4	9.2	8.7
Additional 402(v) Disclosure [Text Block]

Pay For Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

							Value of initial fixed $100 investment based on:
	Summary Compensation Table Total for PEO ($)		Compensation Actually Paid to PEO ($)		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Exelon Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (millions)	Utility Earned
Year (a)	Butler (b1)	Crane (b2)	Butler (c1)	Crane (c2)	($) (d)	($) (e)	($) (f)	($) (g)	($) (h)	ROE* (i)
2022	6,286,091	30,084,980	5,509,746	10,875,275	3,219,172	2,890,661	147	122	2,054	9.4%
2021	—	15,667,002	—	29,721,525	5,459,913	7,403,484	136	121	1,616	9.2%
2020	—	14,440,051	—	9,364,603	4,611,546	3,334,402	96	103	1,099	8.7%

Notes to Pay-For-Performance Table

1.	The dollar amounts reported in column (b1) are the amounts of total compensation reported for Mr. Butler (our current Chief Executive Officer) for 2022 in the “Total” column of the Summary Compensation Table.

2.	The dollar amounts reported in column (b2) are the amounts of total compensation reported for Mr. Crane (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
3.	The dollar amounts reported in columns (c1) and (c2) represent the amount of “compensation actually paid” to Messrs. Butler and Crane, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Crane and Butler during the applicable year. Compensation actually paid is determined using the following assumptions:

Date	Performance Share Cycle	Closing Stock Price ($)	Performance	TSR	Performance fair value multiplier
12/31/2022	2022-2024	43.23	89.19%	108.60%	96.86%
12/31/2022	2021-2023	43.23	88.29%	107.10%	94.56%
12/31/2022	2020-2022	43.23	100.00%	100.00%	100.00%
12/31/2021	2021-2023	57.76	96.22%	128.10%	123.26%
12/31/2021	2020-2022	57.76	91.73%	124.10%	113.84%
12/31/2021	2019-2021	57.76	80.53%	87.69%	70.62%
12/31/2020	2020-2022	42.22	90.33%	95.10%	85.90%
12/31/2020	2019-2021	42.22	82.27%	78.90%	64.91%
12/31/2020	2018-2020	42.22	76.01%	83.74%	63.65%
12/31/2019	2019-2021	45.59	96.30%	76.30%	73.48%
12/31/2019	2018-2020	45.59	99.97%	96.90%	96.87%
12/31/2019	2017-2019	45.59	114.76%	93.85%	107.70%

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to their total compensation for each year to determine the compensation actually paid:

		Adjustments
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits (c) ($)	Pension Benefit Adjustments (d) ($)	Compensation Actually Paid to PEO ($)
2022 - Butler	6,286,091	(3,423,719)	2,745,053	(198,532)	100,853	5,509,746
2022 - Crane	30,084,980	(11,768,964)	4,732,580	(12,647,990)	474,669	10,875,275
2021 - Crane	15,667,002	(10,823,207)	25,401,442	(1,071,663)	547,951	29,721,525
2020 - Crane	14,440,051	(10,256,308)	5,382,246	(757,754)	556,368	9,364,603

a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022 - Butler	3,175,677	(371,367)	—	(59,257)	—	2,745,053
2022 - Crane	10,916,328	(1,221,723)	—	(134,318)	(4,827,707)	4,732,580
2021 - Crane	17,095,928	8,081,315	—	224,199	—	25,401,442
2020 - Crane	9,023,213	(4,145,220)	—	504,253	—	5,382,246

c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

d)	The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Crane or Mr. Butler during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with US GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022 - Butler	100,853	—	100,853
2022 - Crane	474,669	—	474,669
2021 - Crane	547,951	—	547,951
2020 - Crane	556,368	—	556,368
4.	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEO(s)) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jeanne Jones, Joseph Nigro, Gayle Littleton, David Glockner, and Gil Quiniones; (ii) for 2021, Calvin Butler, Jr., Joseph Nigro, Bryan Hanson, James McHugh, Kenneth Cornew, and William Von Hoene, Jr.; and (iii) for 2020, Calvin Butler, Jr., Joseph Nigro, Kenneth Cornew, and William Von Hoene, Jr.

5.	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,219,172	(1,596,116)	1,300,459	(69,879)	37,024	2,890,661
2021	5,459,913	(2,482,776)	4,497,496	(210,792)	139,643	7,403,484
2020	4,611,546	(2,423,879)	1,244,418	(228,141)	130,458	3,334,402
a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	1,480,481	(162,202)	—	(17,819)	—	—	1,300,459
2021	2,889,493	1,563,343	—	44,660	—	—	4,497,496
2020	2,132,461	(998,587)	—	110,543	—	—	1,244,418
b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2022	37,024	—	37,024
2021	139,643	—	139,643
2020	130,458	—	130,458

6.	The values in column (f) represent cumulative TSR which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

7.	The values in column (g) represent the peer group TSR. The peer group used for this purpose is the published industry index: Philadelphia Utility Index, a market capitalization-weighted index composed of geographically diverse public utility stocks.

8.	The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

9.	Utility Earned ROE in column (i) is calculated using adjusted (non-GAAP) operating earnings, reflecting all lines of business for the utility businesses (electric distribution, gas distribution, transmission), divided by average shareholder’s equity over the year. Management uses operating ROE as a measurement of the actual performance of the company’s utility business. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Utility Earned ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Defined Benefit Plan, Assumptions [Table Text Block]
Date	Performance Share Cycle	Closing Stock Price ($)	Performance	TSR	Performance fair value multiplier
12/31/2022	2022-2024	43.23	89.19%	108.60%	96.86%
12/31/2022	2021-2023	43.23	88.29%	107.10%	94.56%
12/31/2022	2020-2022	43.23	100.00%	100.00%	100.00%
12/31/2021	2021-2023	57.76	96.22%	128.10%	123.26%
12/31/2021	2020-2022	57.76	91.73%	124.10%	113.84%
12/31/2021	2019-2021	57.76	80.53%	87.69%	70.62%
12/31/2020	2020-2022	42.22	90.33%	95.10%	85.90%
12/31/2020	2019-2021	42.22	82.27%	78.90%	64.91%
12/31/2020	2018-2020	42.22	76.01%	83.74%	63.65%
12/31/2019	2019-2021	45.59	96.30%	76.30%	73.48%
12/31/2019	2018-2020	45.59	99.97%	96.90%	96.87%
12/31/2019	2017-2019	45.59	114.76%	93.85%	107.70%

Mr. Butler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	$ 6,286,091
PEO Actually Paid Compensation Amount	[8]	5,509,746
Mr. Butler [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	2,745,053
Mr. Butler [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(198,532)
Mr. Butler [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	100,853
Mr. Crane [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[12]	30,084,980	15,667,002	14,440,051
PEO Actually Paid Compensation Amount	[8]	10,875,275	29,721,525	9,364,603
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]		(10,823,207)	(10,256,308)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	4,732,580	25,401,442	5,382,246
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(12,647,990)	(1,071,663)	(757,754)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	474,669	547,951	556,368
PEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,596,116)	(2,482,776)	(2,423,879)
PEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	1,300,459	4,497,496	1,244,418
PEO [Member] | Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(69,879)	(210,792)	(228,141)
PEO [Member] | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	37,024	139,643	130,458
PEO [Member] | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,480,481	2,889,493	2,132,461
PEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(162,202)	1,563,343	(998,587)
PEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(17,819)	44,660	110,543
PEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Average Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		37,024	139,643	130,458
PEO [Member] | Average Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Butler [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	(3,423,719)
PEO [Member] | Mr. Butler [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 3,175,677
PEO [Member] | Mr. Butler [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(371,367)
PEO [Member] | Mr. Butler [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(59,257)
PEO [Member] | Mr. Butler [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Butler [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Butler [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		100,853
PEO [Member] | Mr. Butler [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Crane [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	(11,768,964)
PEO [Member] | Mr. Crane [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,916,328	17,095,928	9,023,213
PEO [Member] | Mr. Crane [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,221,723)	8,081,315	(4,145,220)
PEO [Member] | Mr. Crane [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(134,318)	224,199	504,253
PEO [Member] | Mr. Crane [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Crane [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,827,707)
PEO [Member] | Mr. Crane [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		474,669	547,951	556,368
PEO [Member] | Mr. Crane [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Utility Earned ROE in column (i) is calculated using adjusted (non-GAAP) operating earnings, reflecting all lines of business for the utility businesses (electric distribution, gas distribution, transmission), divided by average shareholder’s equity over the year. Management uses operating ROE as a measurement of the actual performance of the company’s utility business. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Utility Earned ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
[2]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEO(s)) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jeanne Jones, Joseph Nigro, Gayle Littleton, David Glockner, and Gil Quiniones; (ii) for 2021, Calvin Butler, Jr., Joseph Nigro, Bryan Hanson, James McHugh, Kenneth Cornew, and William Von Hoene, Jr.; and (iii) for 2020, Calvin Butler, Jr., Joseph Nigro, Kenneth Cornew, and William Von Hoene, Jr.
[3]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:
	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,219,172	(1,596,116)	1,300,459	(69,879)	37,024	2,890,661
2021	5,459,913	(2,482,776)	4,497,496	(210,792)	139,643	7,403,484
2020	4,611,546	(2,423,879)	1,244,418	(228,141)	130,458	3,334,402
a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	1,480,481	(162,202)	—	(17,819)	—	—	1,300,459
2021	2,889,493	1,563,343	—	44,660	—	—	4,497,496
2020	2,132,461	(998,587)	—	110,543	—	—	1,244,418
b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2022	37,024	—	37,024
2021	139,643	—	139,643
2020	130,458	—	130,458

[4]	The values in column (f) represent cumulative TSR which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[5]	The values in column (g) represent the peer group TSR. The peer group used for this purpose is the published industry index: Philadelphia Utility Index, a market capitalization-weighted index composed of geographically diverse public utility stocks.
[6]	The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[7]	The dollar amounts reported in column (b1) are the amounts of total compensation reported for Mr. Butler (our current Chief Executive Officer) for 2022 in the “Total” column of the Summary Compensation Table.
[8]	The dollar amounts reported in columns (c1) and (c2) represent the amount of “compensation actually paid” to Messrs. Butler and Crane, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Crane and Butler during the applicable year. Compensation actually paid is determined using the following assumptions:
Date	Performance Share Cycle	Closing Stock Price ($)	Performance	TSR	Performance fair value multiplier
12/31/2022	2022-2024	43.23	89.19%	108.60%	96.86%
12/31/2022	2021-2023	43.23	88.29%	107.10%	94.56%
12/31/2022	2020-2022	43.23	100.00%	100.00%	100.00%
12/31/2021	2021-2023	57.76	96.22%	128.10%	123.26%
12/31/2021	2020-2022	57.76	91.73%	124.10%	113.84%
12/31/2021	2019-2021	57.76	80.53%	87.69%	70.62%
12/31/2020	2020-2022	42.22	90.33%	95.10%	85.90%
12/31/2020	2019-2021	42.22	82.27%	78.90%	64.91%
12/31/2020	2018-2020	42.22	76.01%	83.74%	63.65%
12/31/2019	2019-2021	45.59	96.30%	76.30%	73.48%
12/31/2019	2018-2020	45.59	99.97%	96.90%	96.87%
12/31/2019	2017-2019	45.59	114.76%	93.85%	107.70%

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to their total compensation for each year to determine the compensation actually paid:

		Adjustments
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits (c) ($)	Pension Benefit Adjustments (d) ($)	Compensation Actually Paid to PEO ($)
2022 - Butler	6,286,091	(3,423,719)	2,745,053	(198,532)	100,853	5,509,746
2022 - Crane	30,084,980	(11,768,964)	4,732,580	(12,647,990)	474,669	10,875,275
2021 - Crane	15,667,002	(10,823,207)	25,401,442	(1,071,663)	547,951	29,721,525
2020 - Crane	14,440,051	(10,256,308)	5,382,246	(757,754)	556,368	9,364,603

a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022 - Butler	3,175,677	(371,367)	—	(59,257)	—	2,745,053
2022 - Crane	10,916,328	(1,221,723)	—	(134,318)	(4,827,707)	4,732,580
2021 - Crane	17,095,928	8,081,315	—	224,199	—	25,401,442
2020 - Crane	9,023,213	(4,145,220)	—	504,253	—	5,382,246

c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

d)	The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Crane or Mr. Butler during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with US GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022 - Butler	100,853	—	100,853
2022 - Crane	474,669	—	474,669
2021 - Crane	547,951	—	547,951
2020 - Crane	556,368	—	556,368
4.	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEO(s)) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jeanne Jones, Joseph Nigro, Gayle Littleton, David Glockner, and Gil Quiniones; (ii) for 2021, Calvin Butler, Jr., Joseph Nigro, Bryan Hanson, James McHugh, Kenneth Cornew, and William Von Hoene, Jr.; and (iii) for 2020, Calvin Butler, Jr., Joseph Nigro, Kenneth Cornew, and William Von Hoene, Jr.

5.	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

[9]	The amounts deducted or added in calculating the equity award adjustments are as follows:
	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022 - Butler	3,175,677	(371,367)	—	(59,257)	—	2,745,053
2022 - Crane	10,916,328	(1,221,723)	—	(134,318)	(4,827,707)	4,732,580
2021 - Crane	17,095,928	8,081,315	—	224,199	—	25,401,442
2020 - Crane	9,023,213	(4,145,220)	—	504,253	—	5,382,246

[10]	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
[11]	The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Crane or Mr. Butler during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with US GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022 - Butler	100,853	—	100,853
2022 - Crane	474,669	—	474,669
2021 - Crane	547,951	—	547,951
2020 - Crane	556,368	—	556,368

[12]	The dollar amounts reported in column (b2) are the amounts of total compensation reported for Mr. Crane (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
[13]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
[14]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	1,480,481	(162,202)	—	(17,819)	—	—	1,300,459
2021	2,889,493	1,563,343	—	44,660	—	—	4,497,496
2020	2,132,461	(998,587)	—	110,543	—	—	1,244,418

[15]	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2022	37,024	—	37,024
2021	139,643	—	139,643
2020	130,458	—	130,458